Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	[1]	$ 68,274	$ 65,854	$ 66,058
UK
Disclosure of geographical areas [line items]
Revenue		13,677	12,307	11,027
Hong Kong
Disclosure of geographical areas [line items]
Revenue		22,527	20,811	20,185
US
Disclosure of geographical areas [line items]
Revenue		4,797	4,233	3,816
France
Disclosure of geographical areas [line items]
Revenue		1,839	3,804	4,208
– other countries/territories
Disclosure of geographical areas [line items]
Revenue		$ 25,434	$ 24,699	$ 26,822

[1]	Also referred to as revenue.